Consolidated cash flow statements - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement [line items]
Net income	$ 6,955	$ 24,018	$ 8,071
Reversal of non-cash items and other adjustments	11,546	(5,299)	9,881
Dividends received from associated companies and others	1	525	490
Interest received	254	13	47
Interest paid	(696)	(664)	(703)
Other financial receipts	71		464
Other financial payments	(32)	(302)	(39)
Income taxes paid	(1,975)	(2,342)	(1,833)
Net cash flows from operating activities before working capital and provision changes	16,124	15,949	16,378
Payments out of provisions and other net cash movements in non-current liabilities	(885)	(1,119)	(2,437)
Change in net current assets and other operating cash flow items	(1,003)	241	(291)
Net cash flows from operating activities	14,236	15,071	13,650
Purchases of property, plant and equipment	(1,198)	(1,378)	(1,275)
Proceeds from sale of property, plant and equipment	167	240	88
Purchases of intangible assets	(1,473)	(1,593)	(1,310)
Proceeds from sale of intangible assets	202	748	380
Purchases of financial assets	(121)	(191)	(230)
Proceeds from sale of financial assets	133	442	723
Purchases of other non-current assets	(1)	(61)	(61)
Proceeds from sale of other non-current assets		4	2
Acquisitions and divestments of interests in associated companies, net	(24)	20,669	(7)
Acquisitions and divestments of businesses, net	(879)	(567)	(9,957)
Purchases of marketable securities, commodities and time deposits	(34,695)	(16,403)	(1,900)
Proceeds from sale of marketable securities, commodities and time deposits	39,357	2,298	492
Net cash flows from/(used in) investing activities from continuing operations	1,468	4,208	(13,055)
Net cash flows used in investing activities from discontinued operations			(127)
Net cash flows from/(used in) investing activities	1,468	4,208	(13,182)
Dividends paid to shareholders of Novartis AG	(7,506)	(7,368)	(6,987)
Acquisitions of treasury shares	(10,652)	(3,057)	(2,842)
Proceeds from exercised options and other treasury share transactions, net	100	53	748
Increase in non-current financial debts	16	16	7,126
Repayments of the current portion of non-current financial debts	(2,575)	(2,162)	(2,003)
Change in current financial debts	295	(3,524)	2,261
Payments of lease liabilities	(295)	(316)	(312)
Impact of change in ownership of consolidated entities		(3)	(2)
Other financing cash flows, net	55	97	(147)
Net cash flows used in financing activities from continuing operations	(20,562)	(16,264)	(2,158)
Net cash flows used in financing activities from discontinued operations			(50)
Net cash flows used in financing activities	(20,562)	(16,264)	(2,208)
Net change in cash and cash equivalents before effect of exchange rate changes	(4,858)	3,015	(1,740)
Effect of exchange rate changes on cash and cash equivalents	(32)	(266)	286
Net change in cash and cash equivalents	(4,890)	2,749	(1,454)
Cash and cash equivalents at beginning of period	12,407	9,658	11,112
Cash and cash equivalents at end of period	$ 7,517	$ 12,407	$ 9,658